SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
—In connection with the Business Combination, the Merger is accounted for as a reverse recapitalization with ERES in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Under U.S. GAAP, ERES has been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the LMA shareholders having a relative majority of the voting power of the Company, the LMA shareholders having the authority to appoint a majority of directors on the Board of Directors, and senior management of LMA comprising the majority of the senior management of the post-combination Company. LMA was then determined to be the “acquirer” for financial reporting purposes based on the relative size of LMA as compared to Abacus, represented by their revenue, equity, gross profit and net income. Accordingly, for accounting purposes, the financial statements of the combined entity will represent a continuation of the financial statements of LMA with the LMA Merger being treated as the equivalent of LMA issuing stock for the net assets of ERES, accompanied by a recapitalization. The net assets of ERES will be stated at historical cost, with no goodwill or other intangible assets recorded.
The Abacus Merger will be accounted for using the acquisition method of accounting. Under the acquisition method of accounting, the assets and liabilities of Abacus will be recorded at estimated fair value as of the acquisition date. The excess of the purchase price over the estimated fair values of the net assets acquired, if applicable, will be recognized as goodwill.
As a result of the Business Combination, the Company evaluated if ERES, Abacus, or LMA is the predecessor for accounting purposes.
In considering the foregoing principles of predecessor determination and in light of the Company’s specific facts and circumstances, management determined that LMA and Abacus are dual predecessors for accounting purposes. The financial statement presentation for Abacus Life, Inc. includes the purchase accounting effects of the Abacus Merger as of the Closing Date with the financial statements of LMA as the comparative period. The predecessor financial statements for Abacus are included separately within this report.
The accompanying condensed consolidated financial statements of the Company have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission and are prepared in accordance with U.S. GAAP.
Unaudited Condensed Consolidated Financial Statements
—The condensed consolidated financial statements have been prepared on a basis consistent with the audited annual financial statements as of and for the year ended December 31, 2022, and, in the opinion of management, reflect all adjustments, consisting solely of normal recurring adjustments, necessary for the fair presentation of the Company’s financial position as of June 30, 2023, and the condensed consolidated statements of operations and comprehensive income for the three months and six months ended June 30, 2023 and 2022, respectively, and the condensed consolidated statements of cash flows for the six months ended June 30, 2023 and 2022, respectively. The condensed consolidated statements of operations and comprehensive income for the three months and six months ended June 30, 2023, are not necessarily indicative of the results to be expected for the full year ending December 31, 2023, or any other period. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes for Abacus for the year ended December 31, 2022, and the financial statements and notes for LMA for the year ended December 31, 2022. All references to financial information as of and for the periods ended June 30, 2023, and 2022 in the notes to condensed consolidated financial statements are unaudited.
Refer to this note in the LMA annual financial statements for the full list of the Company’s significant accounting policies. The details in those notes have not changed, except as discussed below and as a result of normal adjustments in the interim periods.
Consolidation of Variable Interest Entities
—For entities in which the Company has variable interests, the Company first evaluates whether the entity meets the definition of a variable interest entity (“VIE”) or a voting interest entity (“VOE”). If the entity is a VIE, the Company focuses on identifying whether it has the power to direct the activities that most significantly impact the VIE’s economic performance and whether it has the obligation to absorb losses or the right to receive benefits from the VIE. If the Company is the primary beneficiary of a VIE, the assets, liabilities, and results of operations of the VIE will be included in the Company’s condensed consolidated financial statements. The proportionate share not owned by the Company is recognized as noncontrolling interest and net income attributable to noncontrolling interest on the condensed consolidated balance sheets and condensed consolidated statements of operations and comprehensive income, respectively. If the entity is a VOE, the Company evaluates whether it has the power to control the VOE through a majority voting interest or through other arrangements.
Accounting Standards Codification (“ASC”) Topic 810,
Consolidations
, requires the Company to separately disclose on its condensed consolidated balance sheets the assets of consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company. As of June 30, 2023, total assets and liabilities of consolidated VIEs were $57,577,034 and $52,474,820, respectively. As of December 31, 2022, total assets and liabilities of consolidated VIEs were $30,073,972 and $27,116,762, respectively.
On January 1, 2021, the Company entered into an option agreement with two commonly owned full-service origination, servicing, and investment providers (the “Providers”), in which the Company agreed to fund certain capital needs with an option to purchase the outstanding equity ownership of the Providers (the “Option Agreement”).
The Company accounted for its investment in the call options under the Option Agreement as an equity security, pursuant to ASC 321. In arriving at this accounting conclusion, the Company first considered whether the call options met the definition of a derivative pursuant to ASC 815 and concluded that the options do not provide for net settlement and accordingly are not a derivative. The Company also concluded that the call options do not provide the Company with a controlling financial interest in the legal entity pursuant to ASC 810. The call options include material contingencies prior to exercisability that the Company does not anticipate will be resolved; additionally, the call options are in a legal entity for which the share price has no readily determinable fair value. The Company’s basis in the call options, pursuant to ASC 321, is zero and accordingly the call options are not reflected in the statement of financial position.
The Company provided $0 and $127,455 of funding for the three months ended June 30, 2023 and June 30, 2022, respectively and provided $29,721 and $242,247 of funding for the six months ended June 30, 2023 and June 30, 2022, respectively which is included in other (expense) income on the condensed consolidated statements of operations and comprehensive income. See Note 11, Commitments and Contingencies.
For the period ended June 30, 2023, and for the year ended December 31, 2022, the Providers were considered to be VIEs, but were not consolidated in the Company’s condensed consolidated financial statements due to a lack of the power criterion or the losses/benefits criterion. As of June 30, 2023, the unaudited financial information for the unconsolidated VIEs are as follows: held assets of $318,178 and liabilities of $450 and held assets of $483,167 and liabilities of $184,621, respectively. As of December 31, 2022, the unaudited financial information for the unconsolidated VIEs are as follows: held assets of $126,040 and liabilities of $0 and held assets of $861,924 and liabilities of $358,586, respectively.
On October 4, 2021, the Company entered into an operating agreement with LMX Series, LLC (“LMX”) and three other unaffiliated investors to obtain a 70% ownership interest in LMX, which was newly formed in August 2021. LMX had no operating activity prior to the operating agreement being signed. LMX has a wholly owned subsidiary, LMATT Series 2024, Inc., a Delaware C corporation. While the Company and three other investors each contributed $100 to LMX, the Company directs the most significant activities by managing the investment offerings, and sponsoring and creating structured investment grade insurance liabilities, and thus was provided a 70% ownership interest. LMX is a VIE and the Company is the primary beneficiary of LMX. The Company has included the results of LMX and its subsidiaries in its condensed consolidated financial statements for the period ended June 30, 2023.
On March 3, 2022, the Company obtained an 80% ownership interest in Longevity Market Advisors, LLC (“Longevity Market Advisors”). The Longevity Market Advisors legal entity was established primarily for the purpose of acquiring the assets of a broker/dealer, Regional Investment Services, Inc. (“RIS”), an Ohio corporation. Longevity Market Advisors is a VIE and the Company is the primary beneficiary of Longevity Market Advisors. The purchase price payable in exchange for RIS was $60,000. The Company evaluated whether this represented a business combination or an asset acquisition under ASC 805. While the purchase of the RIS represents a business, it was further determined that as RIS was purchased for the primary reason of being registered by the Financial Industry Regulatory Authority (“FINRA”). As there are no tangible or intangible assets of value from the RIS that would meet the capitalization criteria that have standalone value, the Company has expensed the purchase in general and administrative costs. Upon closing of the transaction, Longevity Market Advisors will comprise 100% of the ownership structure of RIS, and RIS will be a wholly owned subsidiary. The Company has included the results of Longevity Market Advisors in its condensed consolidated financial statements for the period ended June 30, 2023.
On November 30, 2022, LMA Series, LLC, a wholly owned subsidiary of the Company, signed an Operating Agreement to be the sole member of a newly created general partnership, LMA Income Series, GP, LLC. Subsequent to that, LMA Income Series, GP, LLC formed a limited partnership, LMA Income Series, LP and issued partnership interests to limited partners in a private placement offering. It was determined that LMA Series, LLC is the primary beneficiary of LMA Income Series, LP and thus has fully consolidated the limited partnership in its condensed consolidated financial statements for the six months ended June 30, 2023.
On January 31, 2023, LMA Series, LLC, a wholly owned subsidiary of the Company, signed an Operating Agreement to be the sole member of a newly created general partnership, LMA Income Series II, GP, LLC. Subsequent to that, LMA Income Series II, GP, LLC formed a limited partnership, LMA Income Series II, LP and issued partnership interests to limited partners in a private placement offering. It was determined that LMA Series, LLC is the primary beneficiary of LMA Income Series II, LP and thus has fully consolidated the limited partnership in its condensed consolidated financial statements for the six months ended June 30, 2023.
Noncontrolling Interest
—Noncontrolling interest represents the share of consolidated entities owned by third parties. At the date of formation or upon acquisition, the Company recognizes noncontrolling interest on the condensed consolidated balance sheets at an amount equal to the noncontrolling interest’s proportionate share of the relative fair value of any assets and liabilities acquired. Noncontrolling interest is subsequently adjusted for the noncontrolling shareholder’s additional contributions, distributions, and the shareholder’s share of the net earnings or losses of each respective consolidated entity.
Net income of a consolidated entity is allocated to noncontrolling interests based on the noncontrolling shareholder’s ownership interest during the period. The net income or loss that is not attributable to the Company is reflected in net income (loss) attributable to noncontrolling interests in the condensed consolidated statements of operations and comprehensive income.
Use of Estimates
—The preparation of U.S. GAAP financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, disclosure of contingent assets and liabilities at the date of financial statements, and the reports amounts of revenue and expenses during the reporting periods. Company’s estimates, judgments, and assumptions are continually evaluated based on available information and experience. Because of the use of estimates inherent in the financial reporting process, actual results could differ from the estimates. Estimates are used when accounting for revenue recognition and related costs, purchase price allocation, the selection of useful lives of property and equipment, valuation of other receivables, valuation of life settlement policies, valuation of other investments and available-for-sale
securities, valuation of long-term debt, impairment testing, income taxes, and legal reserves.
Life Insurance Settlement Policies
—The Company accounts for its holdings of life insurance settlement policies in accordance with
ASC 325-30,
Investments in Insurance Contracts
. The Company accounts for life settlement policies purchased that we intend to hold to maturity at fair value and life settlement policies that we intend to trade in the near term at cost plus premiums paid.

The Company follows ASC 820,
Fair Value Measurements and Disclosures
, in estimating the fair value of its life insurance policies held at fair value. ASC 820 defines fair value as an exit price representing the amount that would be received if an asset were sold or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance establishes a three-level, fair value hierarchy that prioritizes the inputs used to measure fair value. Level 1 relates to quoted prices in active markets for identical assets or liabilities. Level 2 relates to observable inputs other than quoted prices included in Level 1. Level 3 relates to unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. The Company’s valuation of life settlements is considered to be Level 3, as there is currently no active market where we are able to observe quoted prices for identical assets. The Company’s valuation model incorporates significant inputs that are not observable. See Note 10, “Fair Value Measurements.” For policies held at fair value, changes in fair value are reflected in operations in the period the change is calculated.
For policies held under the investment method, the Company tests the impairment if we become aware of information indicating that the carrying value plus undiscounted future premiums of a policy may not be recoverable. This information is gathered initially through extensive underwriting procedures at purchase of the settlement contract, as well as through periodic underwriting review that include medical reports and life expectancy evaluations. The policies held by the Company using the investment method are expected to be owned for a shorter-term, and are actively marketed to potential buyers. The market feedback received through these interactions provides the Company with information related to a potential impairment. If a policy is determined to be impaired, the Company will adjust the carrying value to the fair value determined through the impairment analysis.
The Company accounts for cash proceeds from sale and maturity of life insurance settlement policies, as well as cash outflows for premium payments, as operating activities within the condensed consolidated statements of cash flows.
Cost of Revenues
—Cost of revenue represents the direct costs associated with fulfilling the Company’s obligations to its customers, primarily policy servicing and consulting expense.
Income Taxes
—The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, the provision for income taxes represents income taxes paid or payable (or received or receivable) for the current year plus the change in deferred taxes during the year. Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid, and result from differences between the financial and tax bases of the Company’s assets and liabilities and are adjusted for changes in tax rates and tax laws when enacted.
Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not (greater than 50%) that a tax benefit will not be realized. In evaluating the need for a valuation allowance, management considers all potential sources of taxable income, including income available in carryback periods, future reversals of taxable temporary differences, projections of taxable income, and income from tax planning strategies, as well as all available positive and negative evidence. Positive evidence includes factors such as a history of profitable operations, projections of future profitability within the carryforward period, including from tax planning strategies, and the Company’s experience with similar operations. Existing favorable contracts are additional positive evidence. Negative evidence includes items such as cumulative losses, projections of future losses, or carryforward periods that are not long enough to allow for the utilization of a deferred tax asset based on existing projections of income. Deferred tax assets for which no valuation allowance is recorded may not be realized upon changes in facts and circumstances, resulting in a future charge to establish a valuation allowance. Existing valuation allowances are re-examined
under the same standards of positive and negative evidence. If it is determined that it is more likely than not that a deferred tax asset will be realized, the appropriate amount of the valuation allowance, if any, is released.

Deferred tax assets and liabilities are also remeasured to reflect changes in underlying tax rates due to law changes and the granting and lapse of tax holidays.
Tax benefits related to uncertain tax positions taken or expected to be taken on a tax return are recorded when such benefits meet a more likely than not threshold. Otherwise, these tax benefits are recorded when a tax position has been effectively settled, which means that the statute of limitations has expired or the appropriate taxing authority has completed their examination even though the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized.
Concentrations
—Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivable, and available-for-sale
securities. The Company maintains its cash in bank deposit accounts with high-quality financial institutions, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash and cash equivalents. For accounts receivable, the Company is exposed to credit risk in the event of nonpayment by customers to the extent of the amounts recorded on the accompanying condensed consolidated balance sheets. The Company extends different levels of credit to its customers and maintains allowance for doubtful accounts based upon the expected collectability of accounts receivable. The Company’s procedures for determining this allowance includes evaluating individual customer receivables, considering a customer’s financial condition, monitoring credit history and current economic conditions, and using historical experience applied to an aging of accounts.
Two related party customers accounted for 12% and 13% of the total balance of accounts receivable and related party receivables as of June 30, 2023, and two related party customers accounted for 75% and 16% of the total accounts receivable as of December 31, 2022, respectively. The largest receivables balances are from related parties where exposed credit risk is low. As such, there is no allowance for doubtful accounts as of June 30, 2023, and December 31, 2022.
One customer accounted for 27% of active management revenue for the three months ended June 30, 2023. Two related party customers each accounted for 20% and 20% of the portfolio servicing revenue for the three months ended June 30, 2023. One customer accounted for 26% of the total revenues for the three months ended June 30, 2022.
One customer accounted for 29% of active management revenue, while 16% of revenue related to 2 policies that matured that were accounted for under the investment method and 1 policy that matured that was accounted for under the fair-value method for the six months ended June 30, 2023. Two related party customers each accounted for 25% and 27% of the portfolio servicing revenue for the six months ended June 30, 2023. One customer accounted for 71% of the total revenues for the six months ended June 30, 2022.
Warrants
—The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480
Distinguishing Liabilities from Equity
(“ASC 480”) and ASC 815,
Derivatives and Hedging
(“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash
gain or loss on the condensed consolidated statements of operations and comprehensive income.